Consolidated condensed statements of comprehensive income - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Consolidated statements of comprehensive income [Abstract]
Profit for the period	$ 58,167	$ 68,380
Items that may be subject to transfer to income statement
Change in fair value of cash flow hedges	(33,159)	(119,338)
Currency translation differences	(18,884)	(43,613)
Tax effect	7,858	29,060
Net income/(expenses) recognized directly in equity	(44,185)	(133,891)
Cash flow hedges	43,792	41,062
Tax effect	(10,948)	(10,266)
Transfers to income statement	32,844	30,796
Other comprehensive income/(loss)	(11,341)	(103,095)
Total comprehensive income/(loss) for the period	46,826	(34,715)
Total comprehensive (income)/loss attributable to non-controlling interest	9,323	(1,683)
Total comprehensive income/(loss) attributable to the Company	$ 56,149	$ (36,398)